UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
December 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Variable Portfolio – Conservative Portfolio
Class 1
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 13	0.13%
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period
presented
is shown in the Average Annual Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during
the period as longer-term interest rate-related government debt struggled during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	4.69	1.70	2.67
Blended Benchmark - 80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000 ® Index, 6% MSCI EAFE Index (Net)	4.38	2.06	3.26
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 3000 ® Index	23.81	13.86	12.55
MSCI EAFE Index (Net)	3.82	4.73	5.20
(a)
The returns shown for periods prior to February 20, 2019 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class 2. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.

Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 802,872,560
Total number of portfolio holdings	33
Management services fees (represents 0.08% of Fund average net assets)	$ 693,509
Portfolio turnover for the reporting period	51%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	15.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	10.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	3.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.5%
Asset Categories
Availability of
Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Conservative Portfolio
Class 2
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 39	0.38%
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the
Average
Annual Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	4.42	1.46	2.51
Blended Benchmark - 80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index (Net)	4.38	2.06	3.26
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 3000® Index	23.81	13.86	12.55
MSCI EAFE Index (Net)	3.82	4.73	5.20
Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Statistics
Fund net assets	$ 802,872,560
Total number of portfolio holdings	33
Management services fees (represents 0.08% of Fund average net assets)	$ 693,509
Portfolio turnover for the reporting period	51%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	15.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	10.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	3.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.5%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Conservative Portfolio
Class 4
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$ 39	0.38%
Management's Discussion of Fund Performance
The performance of Class 4 shares for the period presented is shown
in the Average Annual Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 4 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 4	4.49	1.46	2.51
Blended Benchmark - 80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index (Net)	4.38	2.06	3.26
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 3000® Index	23.81	13.86	12.55
MSCI EAFE Index (Net)	3.82	4.73	5.20
Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 802,872,560
Total number of portfolio holdings	33
Management services fees (represents 0.08% of Fund average net assets)	$ 693,509
Portfolio turnover for the reporting period	51%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	15.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	10.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.0%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	3.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.5%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderately Conservative Portfolio
Class 1
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 15	0.14%
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual
Total
Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	6.72	3.23	3.85
Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index (Net)	6.67	3.79	4.62
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 3000® Index	23.81	13.86	12.55
MSCI EAFE Index (Net)	3.82	4.73	5.20
(a)
The returns shown for periods prior to February 20, 2019 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class 2. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.

Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,989,162,453
Total number of portfolio holdings	38
Management services fees (represents 0.06% of Fund average net assets)	$ 1,313,380
Portfolio turnover for the reporting period	50%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of
Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	12.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	9.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.4%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	3.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	2.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderately Conservative Portfolio
Class 2
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 40	0.39%
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager
performance
detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	6.41	2.98	3.70
Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000® Index, 11% MSCI EAFE Index (Net)	6.67	3.79	4.62
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 3000® Index	23.81	13.86	12.55
MSCI EAFE Index (Net)	3.82	4.73	5.20
Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,989,162,453
Total number of portfolio holdings	38
Management services fees (represents 0.06% of Fund average net assets)	$ 1,313,380
Portfolio turnover for the reporting period	50%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise
noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	12.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	9.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.4%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	3.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	2.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderately Conservative
Portfolio
Class 4
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$ 40	0.39%
Management's Discussion of Fund Performance
The performance of Class 4 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 4 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 4	6.40	2.97	3.70
Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000 ® Index, 11% MSCI EAFE Index (Net)	6.67	3.79	4.62
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 3000 ® Index	23.81	13.86	12.55
MSCI EAFE Index (Net)	3.82	4.73	5.20
Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,989,162,453
Total number of portfolio holdings	38
Management services fees (represents 0.06% of Fund average net assets)	$ 1,313,380
Portfolio turnover for the reporting period	50%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	12.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	9.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.4%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	3.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	2.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderate Portfolio
Class 1
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 15	0.14%
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	9.00	4.99	5.14
Blended Benchmark - 50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000 ® Index, 15% MSCI EAFE Index (Net)	9.20	5.57	6.03
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 3000 ® Index	23.81	13.86	12.55
MSCI EAFE Index (Net)	3.82	4.73	5.20
(a)
The returns shown for periods prior to February 20, 2019 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class 2. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.

Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Statistics
Fund net assets	$ 13,571,945,400
Total number of portfolio holdings	40
Management services fees (represents 0.07% of Fund average net assets)	$ 9,886,020
Portfolio turnover for the reporting period	59%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	11.2%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.2%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	3.8%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.4%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderate Portfolio
Class 2
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 41	0.39%
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	8.72	4.73	4.99
Blended Benchmark - 50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000 ® Index, 15% MSCI EAFE Index (Net)	9.20	5.57	6.03
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 3000 ® Index	23.81	13.86	12.55
MSCI EAFE Index (Net)	3.82	4.73	5.20
Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Statistics
Fund net assets	$ 13,571,945,400
Total number of portfolio holdings	40
Management services fees (represents 0.07% of Fund average net assets)	$ 9,886,020
Portfolio turnover for the reporting period	59%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	11.2%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.2%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	3.8%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.4%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderate Portfolio
Class 4
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$ 41	0.39%
Management's Discussion of Fund Performance
The performance of Class 4 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 4 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 4	8.71	4.72	4.99
Blended Benchmark - 50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000 ® Index, 15% MSCI EAFE Index (Net)	9.20	5.57	6.03
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 3000 ® Index	23.81	13.86	12.55
MSCI EAFE Index (Net)	3.82	4.73	5.20
Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Statistics
Fund net assets	$ 13,571,945,400
Total number of portfolio holdings	40
Management services fees (represents 0.07% of Fund average net assets)	$ 9,886,020
Portfolio turnover for the reporting period	59%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	11.2%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.2%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	3.8%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.4%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderately Aggressive Portfolio
Class 1
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 15	0.14%
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average
Annual
Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	11.28	6.39	6.23
Blended Benchmark - 46% Russell 3000 ® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net)	11.76	7.32	7.40
Russell 3000 ® Index	23.81	13.86	12.55
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
MSCI EAFE Index (Net)	3.82	4.73	5.20
(a)
The returns shown for periods prior to February 20, 2019 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class 2. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.

Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Statistics
Fund net assets	$ 5,871,606,440
Total number of portfolio holdings	40
Management services fees (represents 0.07% of Fund average net assets)	$ 4,403,816
Portfolio turnover for the reporting period	48%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.3%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	7.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	7.0%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	5.1%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	5.0%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.9%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	4.9%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	3.8%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	3.7%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderately Aggressive Portfolio
Class 2
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 41	0.39%
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from
U
.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	11.00	6.13	6.07
Blended Benchmark - 46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net)	11.76	7.32	7.40
Russell 3000® Index	23.81	13.86	12.55
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
MSCI EAFE Index (Net)	3.82	4.73	5.20
Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Statistics
Fund net assets	$ 5,871,606,440
Total number of portfolio holdings	40
Management services fees (represents 0.07% of Fund average net assets)	$ 4,403,816
Portfolio turnover for the reporting period	48%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.3%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	7.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	7.0%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	5.1%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	5.0%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.9%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	4.9%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	3.8%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	3.7%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderately Aggressive Portfolio
Class 4
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$ 41	0.39%
Management's Discussion of Fund Performance
The performance of Class 4 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 4 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 4	10.98	6.13	6.07
Blended Benchmark - 46% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 19% MSCI EAFE Index (Net)	11.76	7.32	7.40
Russell 3000® Index	23.81	13.86	12.55
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
MSCI EAFE Index (Net)	3.82	4.73	5.20
Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 5,871,606,440
Total number of portfolio holdings	40
Management services fees (represents 0.07% of Fund average net assets)	$ 4,403,816
Portfolio turnover for the reporting period	48%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.3%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	7.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	7.0%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	5.1%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	5.0%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.9%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	4.9%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	3.8%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	3.7%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its
prospectus
, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Aggressive Portfolio
Class 1
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 13	0.12%
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	13.49	7.91	7.37
Blended Benchmark - 56% Russell 3000® Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond Index	14.17	8.95	8.67
Russell 3000® Index	23.81	13.86	12.55
MSCI EAFE Index (Net)	3.82	4.73	5.20
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
(a)
The returns shown for periods prior to February 20, 2019 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class 2. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.

Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 2,353,547,763
Total number of portfolio holdings	39
Management services fees (represents 0.05% of Fund average net assets)	$ 1,210,737
Portfolio turnover for the reporting period	52%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise
noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.8%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	7.2%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	6.7%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	6.1%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	5.8%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.5%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	4.8%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	4.7%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.6%
Asset Categories
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Aggressive Portfolio
Class 2
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 40	0.37%
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	13.20	7.64	7.22
Blended Benchmark - 56% Russell 3000® Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond Index	14.17	8.95	8.67
Russell 3000® Index	23.81	13.86	12.55
MSCI EAFE Index (Net)	3.82	4.73	5.20
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,353,547,763
Total number of portfolio holdings	39
Management services fees (represents 0.05% of Fund average net assets)	$ 1,210,737
Portfolio turnover for the reporting period	52%
Graphical
Representation
of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.8%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	7.2%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	6.7%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	6.1%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	5.8%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.5%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	4.8%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	4.7%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.6%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Aggressive Portfolio
Class 4
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$ 40	0.37%
Management's Discussion of Fund Performance
The performance of Class 4 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Asset allocation
| An overweight to equities and an underweight to fixed-income investments contributed to relative performance during the period.
Fixed income
| Overall, core bond manager selection and manager performance proved favorable to relative performance.
Equities
| Manager selection within and performance from U.S. small-cap allocations added to relative performance during the annual period.
Top Performance Detractors
Equities
| Underlying large-cap equity manager performance detracted from relative performance during the period.
Fixed income
| Fixed-income exposures (both direct and underlying managers) with a long duration focus detracted from results. Duration sensitivity adversely impacted both relative and absolute performance during the period as longer-term interest rate-related government debt struggled during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 4 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 4	13.21	7.64	7.22
Blended Benchmark - 56% Russell 3000® Index, 24% MSCI EAFE Index (Net), 20% Bloomberg U.S. Aggregate Bond Index	14.17	8.95	8.67
Russell 3000® Index	23.81	13.86	12.55
MSCI EAFE Index (Net)	3.82	4.73	5.20
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,353,547,763
Total number of portfolio holdings	39
Management services fees (represents 0.05% of Fund average net assets)	$ 1,210,737
Portfolio turnover for the reporting period	52%
Graphical Representation
of
Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.8%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	7.2%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	6.7%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	6.1%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	5.8%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.5%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	4.8%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	4.7%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.6%
Asset Categories

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Audit fees (a)	137,465	150,450	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	83,240	70,000	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio Navigator Funds
Annual Financial Statements and Additional Information
December 31, 2024
References to “Fund” throughout this annual report refer to the following individual funds, singularly or collectively as the context requires:
Variable Portfolio – Conservative Portfolio
Variable Portfolio – Moderately Conservative Portfolio
Variable Portfolio – Moderate Portfolio
Variable Portfolio – Moderately Aggressive Portfolio
Variable Portfolio – Aggressive Portfolio
Please remember that you may not buy (nor will you own) shares of the Fund directly. Each Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio Navigator Funds | 2024

Portfolio of Investments
Variable Portfolio – Conservative Portfolio, December 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 19.6%
	Shares	Value ($)
International 5.9%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	387,701	3,981,682
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	2,408,975	31,822,562
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	526,532	5,939,281
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	587,830	6,001,747
Total		47,745,272
U.S. Large Cap 12.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	366,920	19,813,672
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	84,226	9,512,530
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	201,138	9,847,723
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,347,488	31,706,393
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	201,107	8,786,372
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	91,693	3,936,389
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	55,129	3,949,994
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	99,682	3,915,511
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	66,873	3,949,524
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	170,968	7,861,088
Total		103,279,196
U.S. Small Cap 0.8%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	234,042	3,143,175
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a)	213,540	3,017,323
Total		6,160,498
Total Equity Funds (Cost $129,489,946)		157,184,966

Fixed Income Funds 74.2%
	Shares	Value ($)
Emerging Markets 1.0%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,014,494	8,055,087
Investment Grade 73.2%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	2,538,072	16,116,756
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	12,087,653	100,811,029
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,619,932	25,020,346
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	4,794,469	34,903,738
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	5,060,871	44,383,835
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	13,511,159	120,924,871
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	8,872,803	80,653,782
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	17,228,893	165,225,083
Total		588,039,440
Total Fixed Income Funds (Cost $695,850,792)		596,094,527

Money Market Funds 5.8%

Columbia Short-Term Cash Fund, 4.573%(a),(c)	46,530,377	46,521,071
Total Money Market Funds (Cost $46,518,920)		46,521,071
Total Investments in Securities (Cost: $871,859,658)		799,800,564
Other Assets & Liabilities, Net		3,071,996
Net Assets		802,872,560
At December 31, 2024, securities and/or cash totaling $3,044,488 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, December 31, 2024
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	77	01/2025	EUR	5,686,065	17,808	—
IBEX 35 Index	51	01/2025	EUR	5,909,166	—	(77,144)
Russell 2000 Index E-mini	32	03/2025	USD	3,599,680	—	(189,040)
S&P 500 Index E-mini	33	03/2025	USD	9,793,988	—	(320,099)
U.S. Treasury 2-Year Note	161	03/2025	USD	33,103,110	—	(77,649)
U.S. Treasury 5-Year Note	154	03/2025	USD	16,370,922	—	(175,360)
Total					17,808	(839,292)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(24)	03/2025	EUR	(12,031,200)	342,324	—
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.573%
	68,505,421	33,941,479	(55,913,623)	(12,206)	46,521,071	—	12,338	3,635,998	46,530,377
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	1,227,979	121,020	(1,658,630)	309,631	—	—	(241,534)	23,408	—
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	14,542,018	7,446,566	(3,093,022)	918,110	19,813,672	—	1,861,515	—	366,920
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	14,386,773	366,397	(4,020,082)	(1,220,558)	9,512,530	—	4,670,729	—	84,226
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	4,930,335	3,781,064	(702,203)	45,891	8,055,087	—	(81,704)	289,463	1,014,494
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	—	4,131,552	(45,076)	(104,794)	3,981,682	—	671	—	387,701
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	—	16,525,019	(230,598)	(177,665)	16,116,756	—	(1,903)	—	2,538,072
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	116,854,327	6,230,855	(23,346,576)	1,072,423	100,811,029	—	(4,080,931)	5,325,545	12,087,653
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	8,578,216	2,801,270	(2,105,056)	573,293	9,847,723	—	1,621,084	—	201,138
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	25,345,817	2,569,746	(3,017,788)	122,571	25,020,346	—	74,171	926,860	2,619,932
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	25,856,357	14,051,590	(3,155,864)	(1,848,345)	34,903,738	—	(683,676)	933,142	4,794,469
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	30,373,927	7,692,803	(5,306,841)	(937,327)	31,822,562	—	529,676	1,292,535	2,408,975
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	30,496,901	5,309,490	(7,006,904)	2,906,906	31,706,393	—	3,377,075	—	1,347,488
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, December 31, 2024
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	8,644,555	2,825,249	(2,253,421)	(430,011)	8,786,372	—	1,359,787	—	201,107
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	2,588,783	1,764,534	(1,481,141)	270,999	3,143,175	71,032	(240,843)	12,165	234,042
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	2,816,930	1,071,888	(1,718,149)	846,654	3,017,323	—	(362,618)	53,415	213,540
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	34,832,322	14,773,839	(5,227,209)	4,883	44,383,835	—	(803,224)	1,093,409	5,060,871
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	60,084,574	69,720,435	(7,518,638)	(1,361,500)	120,924,871	—	(1,248,591)	2,431,318	13,511,159
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	1,544,917	112,063	(1,881,902)	224,922	—	—	(20,377)	39,816	—
CTIVP® – MFS® Value Fund, Class 1 Shares
	3,258,715	663,909	(232,904)	246,669	3,936,389	—	124,300	—	91,693
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	4,259,725	948,202	(1,476,206)	218,273	3,949,994	—	542,315	—	55,129
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	4,269,515	280,260	(653,559)	19,295	3,915,511	—	441,252	—	99,682
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	104,521,905	4,928,834	(30,515,853)	1,718,896	80,653,782	—	(4,818,670)	4,091,654	8,872,803
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	—	4,479,388	(923,478)	393,614	3,949,524	—	96,882	—	66,873
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	256,546,837	10,316,421	(108,533,837)	6,895,662	165,225,083	—	(9,064,262)	8,821,399	17,228,893
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	13,864,919	396,546	(4,281,185)	(2,119,192)	7,861,088	—	5,129,774	—	170,968
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	3,839,639	218,766	(4,077,357)	18,952	—	—	263,877	51,102	—
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	8,441,326	325,348	(2,741,395)	(85,998)	5,939,281	—	58,098	55,624	526,532
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	8,535,142	680,729	(2,593,276)	(620,848)	6,001,747	—	831,232	227,863	587,830
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	2,915,411	225,341	(2,657,544)	(483,208)	—	—	1,226,015	—	—
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	2,814,545	465,791	(3,142,461)	(137,875)	—	—	560,073	—	—
Total	864,877,831			7,268,117	799,800,564	71,032	1,132,531	29,304,716

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at December 31, 2024.
Currency Legend
EUR	Euro
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, December 31, 2024
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	157,184,966	157,184,966
Fixed Income Funds	—	—	—	596,094,527	596,094,527
Money Market Funds	46,521,071	—	—	—	46,521,071
Total Investments in Securities	46,521,071	—	—	753,279,493	799,800,564
Investments in Derivatives
Asset
Futures Contracts	360,132	—	—	—	360,132
Liability
Futures Contracts	(839,292)	—	—	—	(839,292)
Total	46,041,911	—	—	753,279,493	799,321,404
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, December 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 34.5%
	Shares	Value ($)
International 11.0%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,461,177	15,006,290
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	7,535,545	99,544,544
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	3,298,159	35,191,357
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	3,080,232	34,745,013
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	3,435,384	35,075,276
Total		219,562,480
U.S. Large Cap 21.4%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,243,422	67,144,808
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	247,214	27,920,338
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,007,852	49,344,444
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	3,778,994	88,919,735
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	1,331,586	58,176,969
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	312,924	13,433,817
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	408,607	29,276,685
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	851,427	33,444,054
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	499,914	29,524,909
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	606,344	27,879,674
Total		425,065,433
U.S. Mid Cap 0.7%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	142,337	7,226,431
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	135,554	7,120,675
Total		14,347,106
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 1.4%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	502,627	6,750,275
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a)	475,138	6,713,696
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	192,624	6,659,025
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	167,261	6,575,043
Total		26,698,039
Total Equity Funds (Cost $517,784,391)		685,673,058

Fixed Income Funds 59.9%

Emerging Markets 1.0%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	2,524,875	20,047,507
Investment Grade 58.9%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	6,315,368	40,102,587
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	22,157,635	184,794,674
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	5,590,007	53,384,565
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	10,445,121	76,040,483
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	10,297,783	90,311,560
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	28,695,994	256,829,147
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	19,911,749	180,997,796
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	30,213,795	289,750,294
Total		1,172,211,106
Total Fixed Income Funds (Cost $1,372,928,293)		1,192,258,613

The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, December 31, 2024
Money Market Funds 5.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.573%(a),(c)	102,628,414	102,607,889
Total Money Market Funds (Cost $102,603,112)		102,607,889
Total Investments in Securities (Cost: $1,993,315,796)		1,980,539,560
Other Assets & Liabilities, Net		8,622,893
Net Assets		1,989,162,453
At December 31, 2024, securities and/or cash totaling $8,530,403 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	228	01/2025	EUR	16,836,660	52,731	—
IBEX 35 Index	146	01/2025	EUR	16,916,436	—	(220,844)
Russell 2000 Index E-mini	50	03/2025	USD	5,624,500	—	(295,374)
S&P 500 Index E-mini	117	03/2025	USD	34,724,138	—	(1,134,898)
U.S. Treasury 2-Year Note	350	03/2025	USD	71,963,282	—	(168,801)
U.S. Treasury 5-Year Note	384	03/2025	USD	40,821,000	—	(437,262)
Total					52,731	(2,257,179)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(68)	03/2025	EUR	(34,088,400)	969,917	—
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.573%
	89,393,432	92,144,626	(78,923,548)	(6,621)	102,607,889	—	7,003	4,920,145	102,628,414
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	4,897,294	487,574	(6,496,972)	1,112,104	—	—	(974,713)	182,644	—
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	43,634,073	27,421,692	(6,826,892)	2,915,935	67,144,808	—	5,432,865	—	1,243,422
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	43,464,488	119,406	(8,986,554)	(6,677,002)	27,920,338	—	17,095,414	—	247,214
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	13,075,760	8,798,301	(2,195,676)	369,122	20,047,507	—	(442,763)	738,620	2,524,875
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	9,872,232	12,581,326	(11,853,974)	4,406,706	15,006,290	—	(4,218,207)	124,326	1,461,177
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, December 31, 2024
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	—	40,810,000	(265,337)	(442,076)	40,102,587	—	(2,884)	—	6,315,368
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	184,229,641	23,336,931	(21,163,955)	(1,607,943)	184,794,674	—	(3,655,552)	8,593,094	22,157,635
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	48,926,116	3,640,243	(4,859,017)	1,637,102	49,344,444	—	11,599,416	—	1,007,852
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	42,594,375	14,685,138	(4,102,397)	207,449	53,384,565	—	94,264	1,608,448	5,590,007
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	43,813,188	40,591,356	(4,101,596)	(4,262,465)	76,040,483	—	(781,502)	1,628,396	10,445,121
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	98,455,218	16,681,804	(13,871,009)	(1,721,469)	99,544,544	—	514,617	4,214,984	7,535,545
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	86,972,249	7,622,487	(13,280,333)	7,605,332	88,919,735	—	10,750,413	—	3,778,994
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	39,220,004	24,030,992	(5,502,877)	428,850	58,176,969	—	3,130,182	—	1,331,586
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	7,849,968	564,295	(2,941,430)	1,277,442	6,750,275	321,232	(976,545)	55,012	502,627
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	8,246,380	195,623	(4,219,453)	2,491,146	6,713,696	—	(874,424)	178,535	475,138
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	43,366,613	52,629,397	(4,799,576)	(884,874)	90,311,560	—	(685,017)	1,401,807	10,297,783
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	140,652,508	134,322,675	(15,537,778)	(2,608,258)	256,829,147	—	(2,617,726)	5,760,028	28,695,994
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	8,859,142	319,369	(11,425,397)	2,246,886	—	—	(1,135,598)	220,020	—
CTIVP® – MFS® Value Fund, Class 1 Shares
	32,671,381	147,173	(14,880,950)	(4,503,787)	13,433,817	—	8,723,834	—	312,924
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	38,359,486	190,278	(4,849,436)	(4,423,643)	29,276,685	—	11,928,747	—	408,607
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	32,833,650	4,567,366	(2,130,083)	(1,826,879)	33,444,054	—	5,285,561	—	851,427
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	237,971,717	9,654,308	(67,680,478)	1,052,249	180,997,796	—	(8,067,133)	9,567,469	19,911,749
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	7,654,214	437,313	(510,997)	(354,099)	7,226,431	—	1,064,664	—	142,337
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	7,742,429	266,698	(732,454)	(155,998)	7,120,675	—	1,415,431	—	135,554
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	—	30,120,501	(4,753,989)	4,158,397	29,524,909	—	510,886	—	499,914
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	561,606,921	19,793,436	(322,416,420)	30,766,357	289,750,294	—	(34,803,363)	19,779,198	30,213,795
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	59,875,216	217,735	(14,258,223)	(17,955,054)	27,879,674	—	31,495,205	—	606,344
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, December 31, 2024
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	56,907,065	1,000,449	(24,326,602)	1,610,445	35,191,357	—	1,396,285	709,250	3,298,159
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	43,331,461	750,279	(8,442,414)	(894,313)	34,745,013	—	567,490	282,823	3,080,232
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	43,757,588	1,602,084	(7,899,390)	(2,385,006)	35,075,276	—	3,337,738	1,211,892	3,435,384
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	8,775,594	50,405	(2,239,456)	72,482	6,659,025	—	1,573,204	—	192,624
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	7,842,212	451,113	(1,284,332)	(433,950)	6,575,043	—	1,216,205	—	167,261
Total	2,096,851,615			11,214,567	1,980,539,560	321,232	57,903,997	61,176,691

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at December 31, 2024.
Currency Legend
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, December 31, 2024
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	685,673,058	685,673,058
Fixed Income Funds	—	—	—	1,192,258,613	1,192,258,613
Money Market Funds	102,607,889	—	—	—	102,607,889
Total Investments in Securities	102,607,889	—	—	1,877,931,671	1,980,539,560
Investments in Derivatives
Asset
Futures Contracts	1,022,648	—	—	—	1,022,648
Liability
Futures Contracts	(2,257,179)	—	—	—	(2,257,179)
Total	101,373,358	—	—	1,877,931,671	1,979,305,029
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, December 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	9,095,684	35,291,253
Total Alternative Strategies Funds (Cost $40,625,492)		35,291,253

Equity Funds 49.0%

Global Real Estate 0.5%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	9,824,951	67,006,168
International 15.1%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	13,281,159	136,397,504
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	67,084,191	886,182,162
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	32,329,100	344,951,496
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	30,009,148	338,503,187
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	33,608,341	343,141,168
Total		2,049,175,517
U.S. Large Cap 30.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	8,281,276	447,188,911
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,383,902	269,237,908
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	10,434,596	510,877,809
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	34,615,654	814,506,329
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	12,920,787	564,509,179
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	1,324,437	56,858,097
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	4,657,767	333,729,003
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	11,644,098	457,380,172
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	5,730,794	338,460,709
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	6,968,382	320,406,197
Total		4,113,154,314
Equity Funds (continued)
U.S. Mid Cap 1.2%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,620,804	82,288,235
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,543,536	81,081,927
Total		163,370,162
U.S. Small Cap 1.9%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	4,905,498	65,880,841
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a)	4,647,090	65,663,386
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,876,060	64,855,378
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,688,920	66,391,437
Total		262,791,042
Total Equity Funds (Cost $4,867,497,223)		6,655,497,203

Fixed Income Funds 45.7%

Emerging Markets 0.8%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	13,009,277	103,293,655
Investment Grade 44.9%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	32,424,558	205,895,942
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	87,850,869	732,676,250
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	33,306,311	318,075,276
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	61,081,655	444,674,446
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	60,335,176	529,139,490
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	169,287,897	1,515,126,677
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	121,452,858	1,104,006,482
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	129,640,979	1,243,256,991
Total		6,092,851,554
Total Fixed Income Funds (Cost $7,106,244,776)		6,196,145,209

The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, December 31, 2024
Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.573%(a),(c)	613,709,663	613,586,921
Total Money Market Funds (Cost $613,558,400)		613,586,921
Total Investments in Securities (Cost: $12,627,925,891)		13,500,520,586
Other Assets & Liabilities, Net		71,424,814
Net Assets		13,571,945,400
At December 31, 2024, securities and/or cash totaling $70,529,694 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	1,720	01/2025	EUR	127,013,400	397,795	—
IBEX 35 Index	1,145	01/2025	EUR	132,666,570	—	(1,731,893)
Russell 2000 Index E-mini	441	03/2025	USD	49,608,090	—	(2,605,199)
S&P 500 Index E-mini	1,280	03/2025	USD	379,888,000	—	(10,113,474)
U.S. Treasury 2-Year Note	2,051	03/2025	USD	421,704,830	—	(989,177)
U.S. Treasury 5-Year Note	2,096	03/2025	USD	222,814,626	—	(2,386,722)
Total					397,795	(17,826,465)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(532)	03/2025	EUR	(266,691,600)	7,588,176	—
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.573%
	749,376,285	665,197,513	(800,900,500)	(86,377)	613,586,921	—	90,650	41,037,747	613,709,663
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	37,898,871	1,474,211	(7,528,901)	3,447,072	35,291,253	—	(2,200,402)	1,450,306	9,095,684
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	390,740,463	66,508,933	(24,981,928)	14,921,443	447,188,911	—	65,906,157	—	8,281,276
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	353,953,366	497	(58,900,351)	(25,815,604)	269,237,908	—	111,490,974	—	2,383,902
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	85,085,042	25,722,934	(10,210,054)	2,695,733	103,293,655	—	(2,356,928)	4,597,605	13,009,277
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	31,222,606	107,112,756	(1,296,434)	(641,424)	136,397,504	—	(389,997)	393,202	13,281,159
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, December 31, 2024
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 4.627%
	26,853,593	1,036,677	(27,890,270)	—	—	—	—	1,250,319	—
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	—	209,210,587	(1,044,925)	(2,269,720)	205,895,942	—	(11,654)	—	32,424,558
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	1,058,079,262	50,968,637	(426,706,217)	50,334,568	732,676,250	—	(74,017,425)	50,937,416	87,850,869
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	460,331,650	53,559,057	(36,527,889)	33,514,991	510,877,809	—	93,555,448	—	10,434,596
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	178,175,199	147,494,309	(8,521,335)	927,103	318,075,276	—	200,849	6,984,741	33,306,311
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	605,209,005	22,948,535	(179,649,209)	(3,833,885)	444,674,446	—	(37,188,195)	22,872,253	61,081,655
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	891,288,257	103,496,477	(98,507,858)	(10,094,714)	886,182,162	—	568,541	39,150,861	67,084,191
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	750,322,857	75,235,495	(84,155,350)	73,103,327	814,506,329	—	88,728,286	—	34,615,654
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	390,151,197	203,958,666	(43,806,477)	14,205,793	564,509,179	—	24,781,823	—	12,920,787
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	80,624,442	3,957,354	(31,692,417)	12,991,462	65,880,841	3,361,334	(9,437,751)	575,632	4,905,498
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	72,204,579	1,796,373	(28,764,624)	20,427,058	65,663,386	—	(4,589,217)	1,796,347	4,647,090
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	247,029,739	306,391,898	(17,160,610)	(7,121,537)	529,139,490	—	(1,972,012)	8,219,167	60,335,176
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	703,745,107	874,875,085	(46,506,295)	(16,987,220)	1,515,126,677	—	(7,736,922)	29,768,694	169,287,897
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	86,560,490	2,190,381	(37,868,101)	16,123,398	67,006,168	—	(8,726,529)	2,184,740	9,824,951
CTIVP® – MFS® Value Fund, Class 1 Shares
	326,335,273	—	(197,242,524)	(72,234,652)	56,858,097	—	119,285,845	—	1,324,437
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	428,280,178	11,036	(51,612,926)	(42,949,285)	333,729,003	—	128,792,474	—	4,657,767
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	321,045,271	169,109,388	(29,033,164)	(3,741,323)	457,380,172	—	30,545,652	—	11,644,098
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	1,263,669,073	52,425,473	(194,104,847)	(17,983,217)	1,104,006,482	—	(21,791,105)	52,384,366	121,452,858
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	78,406,012	9,514,403	(2,564,321)	(3,067,859)	82,288,235	—	10,092,173	—	1,620,804
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	79,398,545	5,399,518	(3,858,555)	142,419	81,081,927	—	12,503,875	—	1,543,536
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	—	347,010,409	(57,583,887)	49,034,187	338,460,709	—	7,732,442	—	5,730,794
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	1,931,919,727	70,337,364	(835,794,275)	76,794,175	1,243,256,991	—	(96,867,730)	70,303,921	129,640,979
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, December 31, 2024
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	680,667,947	7,105	(274,198,562)	(86,070,293)	320,406,197	—	240,730,969	—	6,968,382
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	398,992,975	5,167,625	(71,783,210)	12,574,106	344,951,496	—	6,327,159	5,122,512	32,329,100
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	387,022,549	33,330,127	(72,158,088)	(9,691,401)	338,503,187	—	5,986,147	2,574,220	30,009,148
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	381,449,102	11,361,599	(40,993,492)	(8,676,041)	343,141,168	—	15,824,227	10,944,022	33,608,341
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	71,628,264	7,648	(9,049,297)	2,268,763	64,855,378	—	10,737,528	—	1,876,060
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	58,108,700	3,942,342	(9,735)	4,350,130	66,391,437	—	16,607	—	1,688,920
Total	13,605,775,626			76,591,176	13,500,520,586	3,361,334	706,611,959	352,548,071

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at December 31, 2024.
Currency Legend
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, December 31, 2024
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	35,291,253	35,291,253
Equity Funds	—	—	—	6,655,497,203	6,655,497,203
Fixed Income Funds	—	—	—	6,196,145,209	6,196,145,209
Money Market Funds	613,586,921	—	—	—	613,586,921
Total Investments in Securities	613,586,921	—	—	12,886,933,665	13,500,520,586
Investments in Derivatives
Asset
Futures Contracts	7,985,971	—	—	—	7,985,971
Liability
Futures Contracts	(17,826,465)	—	—	—	(17,826,465)
Total	603,746,427	—	—	12,886,933,665	13,490,680,092
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, December 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	3,922,551	15,219,497
Total Alternative Strategies Funds (Cost $17,238,346)		15,219,497

Equity Funds 63.3%

Global Real Estate 0.5%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	4,285,933	29,230,065
International 19.1%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	7,171,359	73,649,852
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	32,356,167	427,424,965
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	19,517,580	208,252,576
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	18,179,604	205,065,936
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	20,339,135	207,662,570
Total		1,122,055,899
U.S. Large Cap 39.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	3,759,739	203,025,879
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	796,411	89,946,688
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	6,024,402	294,954,736
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	17,527,045	412,411,373
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	6,607,965	288,701,968
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	2,545,718	109,287,691
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	3,055,962	218,959,686
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	7,241,704	284,454,114
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	3,746,295	221,256,202
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	4,397,091	202,178,227
Total		2,325,176,564
Equity Funds (continued)
U.S. Mid Cap 1.5%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	850,510	43,180,385
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	824,226	43,296,624
Total		86,477,009
U.S. Small Cap 2.6%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	3,043,525	40,874,539
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a)	2,867,367	40,515,898
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,077,038	37,233,209
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	947,640	37,251,726
Total		155,875,372
Total Equity Funds (Cost $2,712,569,537)		3,718,814,909

Fixed Income Funds 31.4%

Emerging Markets 0.8%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	5,616,937	44,598,478
Investment Grade 30.6%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	14,016,481	89,004,653
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	20,153,605	168,081,066
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	11,888,923	113,539,220
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	21,647,301	157,592,350
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	21,346,099	187,205,293
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	46,551,347	416,634,556
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	32,738,596	297,593,835
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	38,438,461	368,624,842
Total		1,798,275,815
Total Fixed Income Funds (Cost $2,105,939,822)		1,842,874,293

The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, December 31, 2024
Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.573%(a),(c)	259,040,306	258,988,498
Total Money Market Funds (Cost $258,977,174)		258,988,498
Total Investments in Securities (Cost: $5,094,724,879)		5,835,897,197
Other Assets & Liabilities, Net		35,709,243
Net Assets		5,871,606,440
At December 31, 2024, securities and/or cash totaling $35,513,363 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	887	01/2025	EUR	65,500,515	205,142	—
IBEX 35 Index	513	01/2025	EUR	59,439,258	—	(775,981)
Russell 2000 Index E-mini	290	03/2025	USD	32,622,100	—	(1,713,169)
S&P 500 Index E-mini	728	03/2025	USD	216,061,300	—	(7,061,586)
U.S. Treasury 2-Year Note	726	03/2025	USD	149,272,407	—	(350,143)
U.S. Treasury 5-Year Note	738	03/2025	USD	78,452,860	—	(840,363)
Total					205,142	(10,741,242)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(257)	03/2025	EUR	(128,834,100)	3,665,717	—
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.573%
	295,290,586	375,474,780	(411,750,426)	(26,442)	258,988,498	—	29,359	16,363,004	259,040,306
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	16,538,827	781,500	(3,741,795)	1,640,965	15,219,497	—	(1,085,234)	629,687	3,922,551
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	182,612,439	19,620,000	(21,220,389)	22,013,829	203,025,879	—	16,495,433	—	3,759,739
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	180,582,948	—	(45,831,546)	(44,804,714)	89,946,688	—	91,121,640	—	796,411
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	30,019,382	16,769,323	(2,512,499)	322,272	44,598,478	—	(396,029)	1,727,323	5,616,937
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	12,925,130	61,996,256	(787,559)	(483,975)	73,649,852	—	(324,528)	164,533	7,171,359
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, December 31, 2024
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	—	90,493,000	(507,193)	(981,154)	89,004,653	—	(5,391)	—	14,016,481
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	385,512,030	18,741,156	(277,311,973)	41,139,853	168,081,066	—	(47,955,854)	18,695,119	20,153,605
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	258,797,490	30,779,000	(19,721,177)	25,099,423	294,954,736	—	47,259,867	—	6,024,402
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	57,477,139	57,295,670	(1,545,835)	312,246	113,539,220	—	37,525	2,265,985	11,888,923
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	87,670,305	81,126,561	(929,458)	(10,275,058)	157,592,350	—	(205,991)	3,335,300	21,647,301
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	437,994,121	31,990,044	(42,202,127)	(357,073)	427,424,965	—	(3,594,764)	19,271,043	32,356,167
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	376,435,147	27,824,000	(36,259,082)	44,411,308	412,411,373	—	38,370,166	—	17,527,045
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	210,036,008	85,572,000	(12,658,686)	5,752,646	288,701,968	—	16,272,285	—	6,607,965
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	47,180,839	2,358,778	(15,538,526)	6,873,448	40,874,539	2,008,624	(4,925,291)	343,979	3,043,525
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	42,177,170	1,077,430	(14,234,587)	11,495,885	40,515,898	—	(2,186,262)	1,077,430	2,867,367
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	88,992,734	105,090,998	(4,121,543)	(2,756,896)	187,205,293	—	(480,513)	2,979,562	21,346,099
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	295,797,074	139,164,605	(11,096,859)	(7,230,264)	416,634,556	—	(1,872,252)	12,581,467	46,551,347
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	46,582,672	1,202,587	(28,379,616)	9,824,422	29,230,065	—	(5,409,056)	1,202,587	4,285,933
CTIVP® – MFS® Value Fund, Class 1 Shares
	209,690,869	—	(80,102,972)	(20,300,206)	109,287,691	—	47,643,979	—	2,545,718
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	261,512,843	—	(27,307,800)	(15,245,357)	218,959,686	—	67,653,647	—	3,055,962
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	211,311,619	84,512,000	(15,016,425)	3,646,920	284,454,114	—	15,709,043	—	7,241,704
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	236,695,284	76,651,245	(7,554,677)	(8,198,017)	297,593,835	—	(904,625)	9,823,499	32,738,596
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	45,317,568	—	(1,521,143)	(616,040)	43,180,385	—	5,055,156	—	850,510
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	46,324,004	90,319	(2,362,869)	(754,830)	43,296,624	—	8,658,398	—	824,226
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	16,190,017	204,768,680	(29,359,893)	29,657,398	221,256,202	—	9,217,026	—	3,746,295
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	443,316,783	16,325,152	(96,235,982)	5,218,889	368,624,842	—	(10,316,697)	16,243,092	38,438,461
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	361,710,477	—	(129,004,621)	(30,527,629)	202,178,227	—	115,384,921	—	4,397,091
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, December 31, 2024
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	234,215,635	3,213,848	(37,653,343)	8,476,436	208,252,576	—	3,032,220	3,102,914	19,517,580
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	226,826,314	11,181,079	(27,654,125)	(5,287,332)	205,065,936	—	2,447,045	1,534,633	18,179,604
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	218,873,146	7,187,616	(20,907,203)	2,509,011	207,662,570	—	1,775,499	6,344,217	20,339,135
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	38,271,108	—	(4,852,875)	3,814,976	37,233,209	—	3,059,544	—	1,077,038
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	28,207,432	7,143,844	(891)	1,901,341	37,251,726	—	1,942	—	947,640
Total	5,631,085,140			76,266,281	5,835,897,197	2,008,624	409,562,208	117,685,374

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at December 31, 2024.
Currency Legend
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, December 31, 2024
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	15,219,497	15,219,497
Equity Funds	—	—	—	3,718,814,909	3,718,814,909
Fixed Income Funds	—	—	—	1,842,874,293	1,842,874,293
Money Market Funds	258,988,498	—	—	—	258,988,498
Total Investments in Securities	258,988,498	—	—	5,576,908,699	5,835,897,197
Investments in Derivatives
Asset
Futures Contracts	3,870,859	—	—	—	3,870,859
Liability
Futures Contracts	(10,741,242)	—	—	—	(10,741,242)
Total	252,118,115	—	—	5,576,908,699	5,829,026,814
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, December 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,584,999	6,149,797
Total Alternative Strategies Funds (Cost $6,970,881)		6,149,797

Equity Funds 79.8%

Global Real Estate 0.7%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	2,575,175	17,562,691
International 24.2%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	3,455,834	35,491,414
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	13,904,809	183,682,524
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	12,910,126	137,751,048
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	9,406,630	106,106,785
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	10,505,250	107,258,606
Total		570,290,377
U.S. Large Cap 49.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	2,405,154	129,878,321
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	619,844	70,005,170
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	2,913,823	142,660,765
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	7,187,527	169,122,507
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	3,593,144	156,984,474
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	1,009,670	43,345,117
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	1,557,165	111,570,884
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	3,492,524	137,186,340
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	1,911,700	112,905,027
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	2,185,463	100,487,586
Total		1,174,146,191
Equity Funds (continued)
U.S. Mid Cap 1.8%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	409,542	20,792,429
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	397,821	20,897,549
Total		41,689,978
U.S. Small Cap 3.2%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	1,401,363	18,820,304
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a)	1,324,745	18,718,651
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	535,148	18,500,079
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	465,120	18,283,849
Total		74,322,883
Total Equity Funds (Cost $1,348,106,300)		1,878,012,120

Fixed Income Funds 17.0%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,505,437	11,953,171
Investment Grade 16.5%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	3,746,682	23,791,433
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,761,382	35,921,196
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	6,503,362	47,344,473
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	6,757,622	59,264,346
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	8,427,239	75,423,785
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	5,530,463	50,271,906
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	9,980,692	95,714,841
Total		387,731,980
Total Fixed Income Funds (Cost $453,034,223)		399,685,151

The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, December 31, 2024
Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.573%(a),(c)	56,110,584	56,099,362
Total Money Market Funds (Cost $56,098,259)		56,099,362
Total Investments in Securities (Cost: $1,864,209,663)		2,339,946,430
Other Assets & Liabilities, Net		13,601,333
Net Assets		2,353,547,763
At December 31, 2024, securities and/or cash totaling $13,559,129 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	382	01/2025	EUR	28,208,790	88,347	—
IBEX 35 Index	229	01/2025	EUR	26,533,314	—	(346,393)
Russell 2000 Index E-mini	147	03/2025	USD	16,536,030	—	(868,399)
S&P 500 Index E-mini	190	03/2025	USD	56,389,625	—	(1,842,997)
U.S. Treasury 2-Year Note	238	03/2025	USD	48,935,031	—	(114,785)
U.S. Treasury 5-Year Note	228	03/2025	USD	24,237,469	—	(259,624)
Total					88,347	(3,432,198)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(113)	03/2025	EUR	(56,646,900)	1,611,774	—
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.573%
	38,028,788	150,125,644	(132,053,842)	(1,228)	56,099,362	—	2,354	2,472,523	56,110,584
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	8,731,324	654,562	(4,586,094)	1,350,005	6,149,797	—	(1,070,504)	333,947	1,584,999
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	85,228,928	39,387,457	(3,404,942)	8,666,878	129,878,321	—	8,851,105	—	2,405,154
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	83,269,597	55,432	(11,657,501)	(1,662,358)	70,005,170	—	22,861,931	—	619,844
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	11,491,093	720,937	(508,977)	250,118	11,953,171	—	(132,650)	612,819	1,505,437
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	5,481,665	30,735,576	(475,999)	(249,828)	35,491,414	—	(189,138)	69,523	3,455,834
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, December 31, 2024
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	—	24,165,880	(112,204)	(262,243)	23,791,433	—	(1,183)	—	3,746,682
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	67,403,027	4,545,563	(86,780,548)	14,831,958	—	—	(15,459,708)	3,322,777	—
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	137,708,774	200,230	(10,054,134)	14,805,895	142,660,765	—	25,013,952	—	2,913,823
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	6,693,535	29,555,677	(313,072)	(14,944)	35,921,196	—	7,931	266,160	3,761,382
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	44,168,195	7,206,424	(377,326)	(3,652,820)	47,344,473	—	(97,269)	1,718,020	6,503,362
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	192,527,188	9,705,056	(18,681,540)	131,820	183,682,524	—	(1,482,656)	8,540,049	13,904,809
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	176,423,129	1,605	(22,043,769)	14,741,542	169,122,507	—	25,834,850	—	7,187,527
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	98,959,641	58,895,628	(4,730,482)	3,859,687	156,984,474	—	6,220,988	—	3,593,144
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	22,323,993	1,187,572	(8,248,986)	3,557,725	18,820,304	960,817	(2,572,875)	164,541	1,401,363
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	17,833,704	1,001,250	(4,836,472)	4,720,169	18,718,651	—	(570,866)	468,355	1,324,745
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	—	60,420,298	(142,475)	(1,013,477)	59,264,346	—	(2,460)	—	6,757,622
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	67,291,408	10,848,747	(1,117,782)	(1,598,588)	75,423,785	—	(196,345)	2,907,370	8,427,239
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	23,464,334	787,994	(11,438,208)	4,748,571	17,562,691	—	(2,571,660)	625,094	2,575,175
CTIVP® – MFS® Value Fund, Class 1 Shares
	98,618,616	156,539	(43,067,934)	(12,362,104)	43,345,117	—	25,849,052	—	1,009,670
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	127,923,607	1,545	(12,122,097)	(4,232,171)	111,570,884	—	29,968,286	—	1,557,165
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	99,554,961	40,172,909	(5,728,064)	3,186,534	137,186,340	—	6,058,950	—	3,492,524
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	44,908,105	7,585,819	(668,850)	(1,553,168)	50,271,906	—	(75,353)	1,894,907	5,530,463
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	20,307,367	922,482	(556,563)	119,143	20,792,429	—	1,790,228	—	409,542
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	20,781,947	170,138	(889,184)	834,648	20,897,549	—	2,674,606	—	397,821
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	10,790,407	100,251,701	(13,040,339)	14,903,258	112,905,027	—	5,099,037	—	1,911,700
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	79,694,945	18,902,152	(1,824,476)	(1,057,780)	95,714,841	—	(288,172)	2,949,338	9,980,692
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	159,299,328	71,243	(44,674,059)	(14,208,926)	100,487,586	—	52,203,721	—	2,185,463
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, December 31, 2024
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	147,790,127	2,593,505	(17,596,364)	4,963,780	137,751,048	—	2,200,569	1,970,220	12,910,126
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	109,961,509	2,720,484	(4,315,288)	(2,259,920)	106,106,785	—	391,187	762,994	9,406,630
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	105,616,228	4,140,718	(4,108,926)	1,610,586	107,258,606	—	434,253	3,071,870	10,505,250
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	19,970,889	9,586	(3,080,149)	1,599,753	18,500,079	—	2,354,468	—	535,148
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	18,958,906	648,738	(1,060,018)	(263,777)	18,283,849	—	2,026,576	—	465,120
Total	2,151,205,265			54,488,738	2,339,946,430	960,817	195,133,205	32,150,507

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at December 31, 2024.
Currency Legend
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, December 31, 2024
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	6,149,797	6,149,797
Equity Funds	—	—	—	1,878,012,120	1,878,012,120
Fixed Income Funds	—	—	—	399,685,151	399,685,151
Money Market Funds	56,099,362	—	—	—	56,099,362
Total Investments in Securities	56,099,362	—	—	2,283,847,068	2,339,946,430
Investments in Derivatives
Asset
Futures Contracts	1,700,121	—	—	—	1,700,121
Liability
Futures Contracts	(3,432,198)	—	—	—	(3,432,198)
Total	54,367,285	—	—	2,283,847,068	2,338,214,353
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Statement of Assets and Liabilities
December 31, 2024

	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $871,859,658, $1,993,315,796, $12,627,925,891, respectively)	$799,800,564	$1,980,539,560	$13,500,520,586
Cash	8,731	—	—
Margin deposits on:
Futures contracts	3,044,488	8,530,403	70,529,694
Receivable for:
Investments sold	1,080,757	2,022,133	12,819,621
Capital shares sold	520	1,464	134,985
Dividends	191,081	398,718	2,493,411
Variation margin for futures contracts	93,639	268,833	2,067,248
Expense reimbursement due from Investment Manager	226	—	—
Prepaid expenses	7,753	13,239	61,339
Total assets	804,227,759	1,991,774,350	13,588,626,884
Liabilities
Payable for:
Capital shares redeemed	1,090,007	2,023,597	12,954,605
Variation margin for futures contracts	54,903	176,018	1,700,545
Management services fees	1,385	3,210	20,238
Distribution and/or service fees	5,483	13,582	92,276
Service fees	41,341	102,524	698,615
Compensation of chief compliance officer	143	355	2,403
Compensation of board members	654	1,081	5,190
Other expenses	25,723	33,700	98,299
Deferred compensation of board members	135,560	257,830	1,109,313
Total liabilities	1,355,199	2,611,897	16,681,484
Net assets applicable to outstanding capital stock	$802,872,560	$1,989,162,453	$13,571,945,400
Represented by
Trust capital	$802,872,560	$1,989,162,453	$13,571,945,400
Total - representing net assets applicable to outstanding capital stock	$802,872,560	$1,989,162,453	$13,571,945,400
Class 1
Net assets	$2,222,717	$5,898,620	$103,466,615
Shares outstanding	136,327	302,083	4,380,292
Net asset value per share	$16.30	$19.53	$23.62
Class 2
Net assets	$466,645,377	$1,090,240,454	$7,389,511,769
Shares outstanding	29,054,179	56,618,288	317,023,618
Net asset value per share	$16.06	$19.26	$23.31
Class 4
Net assets	$334,004,466	$893,023,379	$6,078,967,016
Shares outstanding	20,803,037	46,289,428	260,459,820
Net asset value per share	$16.06	$19.29	$23.34
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Statement of Assets and Liabilities (continued)
December 31, 2024

	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $5,094,724,879, $1,864,209,663, respectively)	$5,835,897,197	$2,339,946,430
Margin deposits on:
Futures contracts	35,513,363	13,559,129
Receivable for:
Investments sold	4,606,456	1,864,185
Capital shares sold	702,700	173,255
Dividends	1,050,189	219,469
Variation margin for futures contracts	1,014,865	445,406
Prepaid expenses	28,677	12,629
Total assets	5,878,813,447	2,356,220,503
Liabilities
Payable for:
Capital shares redeemed	5,309,156	2,037,440
Variation margin for futures contracts	917,730	243,593
Management services fees	8,831	2,611
Distribution and/or service fees	38,150	15,084
Service fees	302,281	121,072
Compensation of chief compliance officer	1,034	413
Compensation of board members	2,441	1,195
Other expenses	66,908	37,453
Deferred compensation of board members	560,476	213,879
Total liabilities	7,207,007	2,672,740
Net assets applicable to outstanding capital stock	$5,871,606,440	$2,353,547,763
Represented by
Trust capital	$5,871,606,440	$2,353,547,763
Total - representing net assets applicable to outstanding capital stock	$5,871,606,440	$2,353,547,763
Class 1
Net assets	$303,406,083	$152,230,278
Shares outstanding	10,986,134	4,724,017
Net asset value per share	$27.62	$32.22
Class 2
Net assets	$3,016,416,404	$1,275,277,726
Shares outstanding	110,698,887	40,075,547
Net asset value per share	$27.25	$31.82
Class 4
Net assets	$2,551,783,953	$926,039,759
Shares outstanding	93,501,783	29,054,749
Net asset value per share	$27.29	$31.87
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Statement of Operations
Year Ended December 31, 2024

	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$14,077	$127,052	$779,660
Dividends — affiliated issuers	29,304,716	61,176,691	352,548,071
Interest	121,928	191,909	1,809,436
Total income	29,440,721	61,495,652	355,137,167
Expenses:
Management services fees	693,509	1,313,380	9,886,020
Distribution and/or service fees
Class 2	1,215,255	2,836,366	19,059,290
Class 4	885,672	2,392,084	15,943,174
Service fees	505,582	1,257,837	8,450,895
Custodian fees	18,665	22,718	25,713
Printing and postage fees	18,518	27,704	100,104
Accounting services fees	27,493	30,118	30,118
Legal fees	21,207	35,073	167,726
Interest on collateral	—	232,599	3,065
Compensation of chief compliance officer	140	350	2,399
Compensation of board members	18,985	31,480	150,490
Deferred compensation of board members	32,927	61,929	268,658
Other	16,645	31,679	172,314
Total expenses	3,454,598	8,273,317	54,259,966
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(258,070)	(86,407)	—
Total net expenses	3,196,528	8,186,910	54,259,966
Net investment income	26,244,193	53,308,742	300,877,201
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,460,782	12,513,585	108,106,391
Investments — affiliated issuers	1,132,531	57,903,997	706,611,959
Capital gain distributions from underlying affiliated funds	71,032	321,232	3,361,334
Foreign currency translations	(145,078)	(489,464)	(3,407,221)
Futures contracts	2,297,861	2,098,442	28,498,891
Swap contracts	175,695	430,063	6,306,042
Net realized gain	4,992,823	72,777,855	849,477,396
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(673,852)	(4,594,277)	(43,795,829)
Investments — affiliated issuers	7,268,117	11,214,567	76,591,176
Futures contracts	(1,412,771)	(1,891,524)	(3,321,849)
Swap contracts	(48,195)	(117,995)	(1,730,168)
Net change in unrealized appreciation (depreciation)	5,133,299	4,610,771	27,743,330
Net realized and unrealized gain	10,126,122	77,388,626	877,220,726
Net increase in net assets resulting from operations	$36,370,315	$130,697,368	$1,178,097,927
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Statement of Operations (continued)
Year Ended December 31, 2024

	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$482,412	$180,370
Dividends — affiliated issuers	117,685,374	32,150,507
Interest	1,058,015	395,009
Total income	119,225,801	32,725,886
Expenses:
Management services fees	4,403,816	1,210,737
Distribution and/or service fees
Class 2	7,780,135	3,230,417
Class 4	6,597,886	2,372,452
Service fees	3,604,694	1,422,057
Custodian fees	22,574	19,885
Printing and postage fees	60,953	31,698
Accounting services fees	30,118	30,118
Legal fees	78,419	38,204
Interest on collateral	1,540	6,431
Compensation of chief compliance officer	1,035	417
Compensation of board members	70,090	33,986
Deferred compensation of board members	134,903	52,592
Other	76,927	33,475
Total expenses	22,863,090	8,482,469
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(70,968)	—
Total net expenses	22,792,122	8,482,469
Net investment income	96,433,679	24,243,417
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	59,268,852	24,156,320
Investments — affiliated issuers	409,562,208	195,133,205
Capital gain distributions from underlying affiliated funds	2,008,624	960,817
Foreign currency translations	(1,924,937)	(859,221)
Futures contracts	14,547,143	1,181,047
Swap contracts	—	208,127
Net realized gain	483,461,890	220,780,295
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(23,426,489)	(10,295,473)
Investments — affiliated issuers	76,266,281	54,488,738
Futures contracts	(8,764,557)	1,864,076
Swap contracts	—	(57,103)
Net change in unrealized appreciation (depreciation)	44,075,235	46,000,238
Net realized and unrealized gain	527,537,125	266,780,533
Net increase in net assets resulting from operations	$623,970,804	$291,023,950
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Statement of Changes in Net Assets

	Variable Portfolio – Conservative Portfolio		Variable Portfolio – Moderately Conservative Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment income	$26,244,193	$19,219,736	$53,308,742	$37,753,624
Net realized gain (loss)	4,992,823	(5,314,460)	72,777,855	24,914,133
Net change in unrealized appreciation (depreciation)	5,133,299	57,622,936	4,610,771	152,441,794
Net increase in net assets resulting from operations	36,370,315	71,528,212	130,697,368	215,109,551
Decrease in net assets from capital stock activity	(105,184,234)	(112,027,693)	(284,647,620)	(264,803,690)
Total decrease in net assets	(68,813,919)	(40,499,481)	(153,950,252)	(49,694,139)
Net assets at beginning of year	871,686,479	912,185,960	2,143,112,705	2,192,806,844
Net assets at end of year	$802,872,560	$871,686,479	$1,989,162,453	$2,143,112,705

	Variable Portfolio – Conservative Portfolio				Variable Portfolio – Moderately Conservative Portfolio
	Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2024		December 31, 2023		December 31, 2024		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	53,261	865,307	140,473	2,090,816	71,861	1,368,687	152,286	2,655,229
Shares redeemed	(106,795)	(1,700,801)	(21,418)	(319,762)	(22,600)	(434,710)	(27,642)	(480,138)
Net increase (decrease)	(53,534)	(835,494)	119,055	1,771,054	49,261	933,977	124,644	2,175,091
Class 2
Shares sold	1,266,985	20,271,502	1,681,651	24,587,077	820,155	15,526,046	771,097	13,148,173
Shares redeemed	(4,575,846)	(72,284,116)	(5,689,994)	(83,404,652)	(8,072,206)	(151,471,351)	(7,943,924)	(136,009,720)
Net decrease	(3,308,861)	(52,012,614)	(4,008,343)	(58,817,575)	(7,252,051)	(135,945,305)	(7,172,827)	(122,861,547)
Class 4
Shares sold	492,002	7,810,654	489,722	7,133,811	309,102	5,871,961	115,604	1,983,541
Shares redeemed	(3,821,765)	(60,146,780)	(4,235,841)	(62,114,983)	(8,217,305)	(155,508,253)	(8,538,930)	(146,100,775)
Net decrease	(3,329,763)	(52,336,126)	(3,746,119)	(54,981,172)	(7,908,203)	(149,636,292)	(8,423,326)	(144,117,234)
Total net decrease	(6,692,158)	(105,184,234)	(7,635,407)	(112,027,693)	(15,110,993)	(284,647,620)	(15,471,509)	(264,803,690)
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Statement of Changes in Net Assets  (continued)

	Variable Portfolio – Moderate Portfolio		Variable Portfolio – Moderately Aggressive Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment income	$300,877,201	$203,050,866	$96,433,679	$64,081,780
Net realized gain	849,477,396	412,671,603	483,461,890	180,510,295
Net change in unrealized appreciation (depreciation)	27,743,330	1,061,960,548	44,075,235	553,919,785
Net increase in net assets resulting from operations	1,178,097,927	1,677,683,017	623,970,804	798,511,860
Decrease in net assets from capital stock activity	(1,637,072,918)	(1,309,508,785)	(625,559,130)	(577,612,815)
Total increase (decrease) in net assets	(458,974,991)	368,174,232	(1,588,326)	220,899,045
Net assets at beginning of year	14,030,920,391	13,662,746,159	5,873,194,766	5,652,295,721
Net assets at end of year	$13,571,945,400	$14,030,920,391	$5,871,606,440	$5,873,194,766

	Variable Portfolio – Moderate Portfolio				Variable Portfolio – Moderately Aggressive Portfolio
	Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2024		December 31, 2023		December 31, 2024		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	1,239,559	28,623,439	1,273,964	25,910,226	2,649,365	71,137,520	2,475,673	56,974,980
Shares redeemed	(100,188)	(2,315,289)	(68,722)	(1,376,824)	(105,037)	(2,818,380)	(72,294)	(1,668,477)
Net increase	1,139,371	26,308,150	1,205,242	24,533,402	2,544,328	68,319,140	2,403,379	55,306,503
Class 2
Shares sold	687,202	15,852,742	885,627	17,804,385	725,447	19,038,193	529,802	12,032,932
Shares redeemed	(35,609,551)	(807,549,225)	(28,996,129)	(581,372,165)	(14,851,119)	(390,510,576)	(15,506,620)	(353,187,859)
Net decrease	(34,922,349)	(791,696,483)	(28,110,502)	(563,567,780)	(14,125,672)	(371,472,383)	(14,976,818)	(341,154,927)
Class 4
Shares sold	75,230	1,714,726	249,086	5,002,399	66,390	1,749,690	124,216	2,827,596
Shares redeemed	(38,485,472)	(873,399,311)	(38,652,549)	(775,476,806)	(12,290,382)	(324,155,577)	(12,917,676)	(294,591,987)
Net decrease	(38,410,242)	(871,684,585)	(38,403,463)	(770,474,407)	(12,223,992)	(322,405,887)	(12,793,460)	(291,764,391)
Total net decrease	(72,193,220)	(1,637,072,918)	(65,308,723)	(1,309,508,785)	(23,805,336)	(625,559,130)	(25,366,899)	(577,612,815)
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Statement of Changes in Net Assets  (continued)

	Variable Portfolio – Aggressive Portfolio
	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment income	$24,243,417	$15,715,882
Net realized gain	220,780,295	61,880,386
Net change in unrealized appreciation (depreciation)	46,000,238	264,270,198
Net increase in net assets resulting from operations	291,023,950	341,866,466
Decrease in net assets from capital stock activity	(195,013,481)	(144,518,565)
Total increase in net assets	96,010,469	197,347,901
Net assets at beginning of year	2,257,537,294	2,060,189,393
Net assets at end of year	$2,353,547,763	$2,257,537,294

Variable Portfolio – Aggressive Portfolio
	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	1,242,743	38,543,273	1,103,569	28,870,906
Shares redeemed	(124,407)	(3,891,548)	(88,736)	(2,369,397)
Net increase	1,118,336	34,651,725	1,014,833	26,501,509
Class 2
Shares sold	760,429	23,395,130	916,626	23,755,538
Shares redeemed	(4,771,116)	(145,920,406)	(4,172,514)	(107,705,648)
Net decrease	(4,010,687)	(122,525,276)	(3,255,888)	(83,950,110)
Class 4
Shares sold	127,657	3,911,795	211,843	5,408,871
Shares redeemed	(3,617,061)	(111,051,725)	(3,572,548)	(92,478,835)
Net decrease	(3,489,404)	(107,139,930)	(3,360,705)	(87,069,964)
Total net decrease	(6,381,755)	(195,013,481)	(5,601,760)	(144,518,565)
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Financial Highlights
Variable Portfolio – Conservative Portfolio
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2024	$15.57	0.49	0.24	0.73
Year Ended 12/31/2023	$14.33	0.38	0.86	1.24
Year Ended 12/31/2022	$16.91	0.23	(2.81)	(2.58)
Year Ended 12/31/2021	$16.41	0.28	0.22	0.50
Year Ended 12/31/2020	$14.98	0.15	1.28	1.43
Class 2
Year Ended 12/31/2024	$15.38	0.49	0.19	0.68
Year Ended 12/31/2023	$14.18	0.32	0.88	1.20
Year Ended 12/31/2022	$16.79	0.20	(2.81)	(2.61)
Year Ended 12/31/2021	$16.33	0.20	0.26	0.46
Year Ended 12/31/2020	$14.94	0.23	1.16	1.39
Class 4
Year Ended 12/31/2024	$15.37	0.50	0.19	0.69
Year Ended 12/31/2023	$14.18	0.31	0.88	1.19
Year Ended 12/31/2022	$16.78	0.20	(2.80)	(2.60)
Year Ended 12/31/2021	$16.32	0.20	0.26	0.46
Year Ended 12/31/2020	$14.94	0.23	1.15	1.38

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Financial Highlights (continued)
Variable Portfolio – Conservative Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2024	$16.30	4.69%	0.16%	0.13%	3.06%	51%	$2,223
Year Ended 12/31/2023	$15.57	8.65%	0.15% (c)	0.14% (c)	2.55%	29%	$2,957
Year Ended 12/31/2022	$14.33	(15.26% )	0.14% (c)	0.14% (c)	1.51%	10%	$1,014
Year Ended 12/31/2021	$16.91	3.05%	0.12% (c)	0.12% (c)	1.70%	22%	$1,169
Year Ended 12/31/2020	$16.41	9.55%	0.12% (c)	0.12% (c)	1.00%	25%	$311
Class 2
Year Ended 12/31/2024	$16.06	4.42%	0.41%	0.38%	3.11%	51%	$466,645
Year Ended 12/31/2023	$15.38	8.46%	0.40% (c)	0.39% (c)	2.16%	29%	$497,718
Year Ended 12/31/2022	$14.18	(15.55% )	0.39% (c)	0.39% (c)	1.34%	10%	$515,883
Year Ended 12/31/2021	$16.79	2.82%	0.37% (c)	0.37% (c)	1.22%	22%	$654,063
Year Ended 12/31/2020	$16.33	9.30%	0.37% (c)	0.37% (c)	1.51%	25%	$746,628
Class 4
Year Ended 12/31/2024	$16.06	4.49%	0.41%	0.38%	3.12%	51%	$334,004
Year Ended 12/31/2023	$15.37	8.39%	0.40% (c)	0.39% (c)	2.15%	29%	$371,012
Year Ended 12/31/2022	$14.18	(15.49% )	0.39% (c)	0.39% (c)	1.33%	10%	$395,289
Year Ended 12/31/2021	$16.78	2.82%	0.37% (c)	0.37% (c)	1.21%	22%	$534,518
Year Ended 12/31/2020	$16.32	9.24%	0.37% (c)	0.37% (c)	1.48%	25%	$640,874
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Financial Highlights
Variable Portfolio – Moderately Conservative Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2024	$18.30	0.55	0.68	1.23
Year Ended 12/31/2023	$16.52	0.32	1.46	1.78
Year Ended 12/31/2022	$19.65	0.23	(3.36)	(3.13)
Year Ended 12/31/2021	$18.54	0.26	0.85	1.11
Year Ended 12/31/2020	$16.66	0.29	1.59	1.88
Class 2
Year Ended 12/31/2024	$18.10	0.48	0.68	1.16
Year Ended 12/31/2023	$16.38	0.30	1.42	1.72
Year Ended 12/31/2022	$19.52	0.19	(3.33)	(3.14)
Year Ended 12/31/2021	$18.46	0.19	0.87	1.06
Year Ended 12/31/2020	$16.63	0.21	1.62	1.83
Class 4
Year Ended 12/31/2024	$18.13	0.48	0.68	1.16
Year Ended 12/31/2023	$16.41	0.30	1.42	1.72
Year Ended 12/31/2022	$19.56	0.19	(3.34)	(3.15)
Year Ended 12/31/2021	$18.49	0.19	0.88	1.07
Year Ended 12/31/2020	$16.66	0.21	1.62	1.83

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	12/31/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020
Class 1	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class 2	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class 4	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Financial Highlights (continued)
Variable Portfolio – Moderately Conservative Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2024	$19.53	6.72%	0.15% (c)	0.14% (c)	2.84%	50%	$5,899
Year Ended 12/31/2023	$18.30	10.78%	0.13% (c)	0.13% (c)	1.86%	27%	$4,628
Year Ended 12/31/2022	$16.52	(15.93% )	0.12% (c)	0.12% (c)	1.36%	7%	$2,118
Year Ended 12/31/2021	$19.65	5.99%	0.12% (c)	0.12% (c)	1.33%	18%	$1,964
Year Ended 12/31/2020	$18.54	11.28%	0.13% (c)	0.12% (c)	1.70%	23%	$1,353
Class 2
Year Ended 12/31/2024	$19.26	6.41%	0.40% (c)	0.39% (c)	2.54%	50%	$1,090,240
Year Ended 12/31/2023	$18.10	10.50%	0.38% (c)	0.38% (c)	1.75%	27%	$1,155,844
Year Ended 12/31/2022	$16.38	(16.09% )	0.37% (c)	0.37% (c)	1.12%	7%	$1,163,336
Year Ended 12/31/2021	$19.52	5.74%	0.37% (c)	0.37% (c)	0.99%	18%	$1,550,825
Year Ended 12/31/2020	$18.46	11.00%	0.37% (c)	0.37% (c)	1.26%	23%	$1,605,788
Class 4
Year Ended 12/31/2024	$19.29	6.40%	0.40% (c)	0.39% (c)	2.54%	50%	$893,023
Year Ended 12/31/2023	$18.13	10.48%	0.38% (c)	0.38% (c)	1.75%	27%	$982,641
Year Ended 12/31/2022	$16.41	(16.10% )	0.37% (c)	0.37% (c)	1.11%	7%	$1,027,353
Year Ended 12/31/2021	$19.56	5.79%	0.37% (c)	0.37% (c)	0.99%	18%	$1,411,835
Year Ended 12/31/2020	$18.49	10.98%	0.37% (c)	0.37% (c)	1.25%	23%	$1,537,438
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Financial Highlights
Variable Portfolio – Moderate Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2024	$21.67	0.55	1.40	1.95
Year Ended 12/31/2023	$19.14	0.35	2.18	2.53
Year Ended 12/31/2022	$22.90	0.24	(4.00)	(3.76)
Year Ended 12/31/2021	$20.95	0.25	1.70	1.95
Year Ended 12/31/2020	$18.52	0.25	2.18	2.43
Class 2
Year Ended 12/31/2024	$21.44	0.49	1.38	1.87
Year Ended 12/31/2023	$18.98	0.30	2.16	2.46
Year Ended 12/31/2022	$22.76	0.18	(3.96)	(3.78)
Year Ended 12/31/2021	$20.88	0.19	1.69	1.88
Year Ended 12/31/2020	$18.50	0.19	2.19	2.38
Class 4
Year Ended 12/31/2024	$21.47	0.49	1.38	1.87
Year Ended 12/31/2023	$19.01	0.29	2.17	2.46
Year Ended 12/31/2022	$22.79	0.18	(3.96)	(3.78)
Year Ended 12/31/2021	$20.90	0.19	1.70	1.89
Year Ended 12/31/2020	$18.53	0.19	2.18	2.37

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Financial Highlights (continued)
Variable Portfolio – Moderate Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2024	$23.62	9.00%	0.14% (c)	0.14% (c)	2.37%	59%	$103,467
Year Ended 12/31/2023	$21.67	13.22%	0.13% (c)	0.13% (c)	1.75%	40%	$70,233
Year Ended 12/31/2022	$19.14	(16.42% )	0.14% (c)	0.14% (c)	1.20%	12%	$38,961
Year Ended 12/31/2021	$22.90	9.31%	0.12% (c)	0.12% (c)	1.10%	21%	$27,263
Year Ended 12/31/2020	$20.95	13.12%	0.12% (c)	0.12% (c)	1.34%	20%	$9,478
Class 2
Year Ended 12/31/2024	$23.31	8.72%	0.39% (c)	0.39% (c)	2.13%	59%	$7,389,512
Year Ended 12/31/2023	$21.44	12.96%	0.38% (c)	0.38% (c)	1.48%	40%	$7,545,104
Year Ended 12/31/2022	$18.98	(16.61% )	0.39% (c)	0.39% (c)	0.92%	12%	$7,213,761
Year Ended 12/31/2021	$22.76	9.00%	0.37% (c)	0.37% (c)	0.85%	21%	$9,154,944
Year Ended 12/31/2020	$20.88	12.86%	0.36% (c)	0.36% (c)	1.02%	20%	$8,700,781
Class 4
Year Ended 12/31/2024	$23.34	8.71%	0.39% (c)	0.39% (c)	2.13%	59%	$6,078,967
Year Ended 12/31/2023	$21.47	12.94%	0.38% (c)	0.38% (c)	1.47%	40%	$6,415,584
Year Ended 12/31/2022	$19.01	(16.59% )	0.39% (c)	0.39% (c)	0.91%	12%	$6,410,024
Year Ended 12/31/2021	$22.79	9.04%	0.37% (c)	0.37% (c)	0.85%	21%	$8,626,480
Year Ended 12/31/2020	$20.90	12.79%	0.36% (c)	0.36% (c)	1.01%	20%	$8,888,631
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Financial Highlights
Variable Portfolio – Moderately Aggressive Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2024	$24.82	0.49	2.31	2.80
Year Ended 12/31/2023	$21.54	0.31	2.97	3.28
Year Ended 12/31/2022	$26.07	0.22	(4.75)	(4.53)
Year Ended 12/31/2021	$23.15	0.20	2.72	2.92
Year Ended 12/31/2020	$20.26	0.18	2.71	2.89
Class 2
Year Ended 12/31/2024	$24.55	0.42	2.28	2.70
Year Ended 12/31/2023	$21.36	0.25	2.94	3.19
Year Ended 12/31/2022	$25.92	0.16	(4.72)	(4.56)
Year Ended 12/31/2021	$23.08	0.15	2.69	2.84
Year Ended 12/31/2020	$20.24	0.12	2.72	2.84
Class 4
Year Ended 12/31/2024	$24.59	0.42	2.28	2.70
Year Ended 12/31/2023	$21.40	0.25	2.94	3.19
Year Ended 12/31/2022	$25.96	0.16	(4.72)	(4.56)
Year Ended 12/31/2021	$23.11	0.15	2.70	2.85
Year Ended 12/31/2020	$20.27	0.12	2.72	2.84

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Financial Highlights (continued)
Variable Portfolio – Moderately Aggressive Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2024	$27.62	11.28%	0.14% (c)	0.14% (c)	1.82%	48%	$303,406
Year Ended 12/31/2023	$24.82	15.23%	0.13% (c)	0.13% (c)	1.36%	32%	$209,507
Year Ended 12/31/2022	$21.54	(17.38% )	0.13% (c)	0.13% (c)	0.98%	9%	$130,084
Year Ended 12/31/2021	$26.07	12.61%	0.13% (c)	0.13% (c)	0.81%	20%	$95,758
Year Ended 12/31/2020	$23.15	14.26%	0.14% (c)	0.14% (c)	0.89%	21%	$37,600
Class 2
Year Ended 12/31/2024	$27.25	11.00%	0.39% (c)	0.39% (c)	1.59%	48%	$3,016,416
Year Ended 12/31/2023	$24.55	14.93%	0.38% (c)	0.38% (c)	1.11%	32%	$3,064,243
Year Ended 12/31/2022	$21.36	(17.59% )	0.38% (c)	0.38% (c)	0.71%	9%	$2,986,446
Year Ended 12/31/2021	$25.92	12.31%	0.38% (c)	0.38% (c)	0.59%	20%	$4,099,901
Year Ended 12/31/2020	$23.08	14.03%	0.39% (c)	0.39% (c)	0.61%	21%	$4,203,023
Class 4
Year Ended 12/31/2024	$27.29	10.98%	0.39% (c)	0.39% (c)	1.60%	48%	$2,551,784
Year Ended 12/31/2023	$24.59	14.91%	0.38% (c)	0.38% (c)	1.11%	32%	$2,599,445
Year Ended 12/31/2022	$21.40	(17.57% )	0.38% (c)	0.38% (c)	0.71%	9%	$2,535,765
Year Ended 12/31/2021	$25.96	12.33%	0.38% (c)	0.38% (c)	0.59%	20%	$3,412,547
Year Ended 12/31/2020	$23.11	14.01%	0.39% (c)	0.39% (c)	0.60%	21%	$3,420,498
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Financial Highlights
Variable Portfolio – Aggressive Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2024	$28.39	0.38	3.45	3.83
Year Ended 12/31/2023	$24.16	0.25	3.98	4.23
Year Ended 12/31/2022	$29.46	0.19	(5.49)	(5.30)
Year Ended 12/31/2021	$25.39	0.16	3.91	4.07
Year Ended 12/31/2020	$22.02	0.13	3.24	3.37
Class 2
Year Ended 12/31/2024	$28.11	0.31	3.40	3.71
Year Ended 12/31/2023	$23.98	0.19	3.94	4.13
Year Ended 12/31/2022	$29.31	0.13	(5.46)	(5.33)
Year Ended 12/31/2021	$25.32	0.11	3.88	3.99
Year Ended 12/31/2020	$22.02	0.07	3.23	3.30
Class 4
Year Ended 12/31/2024	$28.15	0.31	3.41	3.72
Year Ended 12/31/2023	$24.02	0.19	3.94	4.13
Year Ended 12/31/2022	$29.36	0.13	(5.47)	(5.34)
Year Ended 12/31/2021	$25.36	0.11	3.89	4.00
Year Ended 12/31/2020	$22.06	0.07	3.23	3.30

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Financial Highlights (continued)
Variable Portfolio – Aggressive Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2024	$32.22	13.49%	0.12% (c)	0.12% (c)	1.22%	52%	$152,230
Year Ended 12/31/2023	$28.39	17.51%	0.12% (c)	0.12% (c)	0.95%	40%	$102,364
Year Ended 12/31/2022	$24.16	(17.99% )	0.12% (c)	0.12% (c)	0.76%	9%	$62,600
Year Ended 12/31/2021	$29.46	16.03%	0.13% (c)	0.13% (c)	0.58%	22%	$43,538
Year Ended 12/31/2020	$25.39	15.30%	0.13% (c)	0.13% (c)	0.58%	21%	$14,487
Class 2
Year Ended 12/31/2024	$31.82	13.20%	0.37% (c)	0.37% (c)	1.01%	52%	$1,275,278
Year Ended 12/31/2023	$28.11	17.22%	0.37% (c)	0.37% (c)	0.72%	40%	$1,239,060
Year Ended 12/31/2022	$23.98	(18.19% )	0.37% (c)	0.37% (c)	0.51%	9%	$1,135,243
Year Ended 12/31/2021	$29.31	15.76%	0.38% (c)	0.38% (c)	0.40%	22%	$1,459,446
Year Ended 12/31/2020	$25.32	14.99%	0.37% (c)	0.37% (c)	0.32%	21%	$1,429,508
Class 4
Year Ended 12/31/2024	$31.87	13.21%	0.37% (c)	0.37% (c)	1.01%	52%	$926,040
Year Ended 12/31/2023	$28.15	17.19%	0.37% (c)	0.37% (c)	0.73%	40%	$916,114
Year Ended 12/31/2022	$24.02	(18.19% )	0.37% (c)	0.37% (c)	0.51%	9%	$862,346
Year Ended 12/31/2021	$29.36	15.77%	0.38% (c)	0.38% (c)	0.40%	22%	$1,136,491
Year Ended 12/31/2020	$25.36	14.96%	0.37% (c)	0.37% (c)	0.31%	21%	$1,095,527
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Notes to Financial Statements
December 31, 2024
Note 1. Organization
Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Variable Portfolio – Conservative Portfolio; Variable Portfolio – Moderately Conservative Portfolio; Variable Portfolio – Moderate Portfolio; Variable Portfolio – Moderately Aggressive Portfolio and Variable Portfolio – Aggressive Portfolio. Each Fund currently operates as a diversified fund.
Each Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at columbiathreadneedleus.com/investor/.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1, Class 2 and Class 4 shares. Class 1 shares are offered to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Class 2 shares are offered to Contracts issued by affiliated life insurance companies, RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (Participating Insurance Companies). Class 4 shares are offered to participants in the Portfolio Navigator program, and to owners of other series of annuity contracts or life insurance policies issued by Participating Insurance Companies. You may not buy (nor will you own) shares of the Funds directly. You invest by buying a Contract and making all allocations to the subaccounts that invest in each Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense structure.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Segment reporting
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or their results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.

Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
December 31, 2024
The chief operating decision maker (CODM) for the Funds is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.
Security valuation
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Each Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are
Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
December 31, 2024
computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a clearing broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Each Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market, and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Credit default swap contracts
Certain Funds entered into credit default swap contracts as detailed below:
Credit default swap contracts	Funds
To increase or decrease its credit exposure to an index	Variable Portfolio — Conservative Portfolio Variable Portfolio — Moderate Conservative Portfolio Variable Portfolio — Moderate Portfolio Variable Portfolio — Aggressive Portfolio
To manage credit risk exposure	Variable Portfolio — Conservative Portfolio Variable Portfolio — Moderate Conservative Portfolio Variable Portfolio — Moderate Portfolio Variable Portfolio — Aggressive Portfolio
These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.

Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Variable Portfolio – Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	360,132 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	586,283 *
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	253,009 *
Total		839,292

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	175,695	175,695
Equity risk	4,138,694	—	4,138,694
Interest rate risk	(1,840,833)	—	(1,840,833)
Total	2,297,861	175,695	2,473,556

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(48,195)	(48,195)
Equity risk	(103,141)	—	(103,141)
Interest rate risk	(1,309,630)	—	(1,309,630)
Total	(1,412,771)	(48,195)	(1,460,966)
Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
December 31, 2024
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	61,794,454
Futures contracts — short	18,921,621
Credit default swap contracts — sell protection	8,038,043
Variable Portfolio – Moderately Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	1,022,648 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	1,651,116 *
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	606,063 *
Total		2,257,179

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	430,063	430,063
Equity risk	5,550,373	—	5,550,373
Interest rate risk	(3,451,931)	—	(3,451,931)
Total	2,098,442	430,063	2,528,505

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(117,995)	(117,995)
Equity risk	840,605	—	840,605
Interest rate risk	(2,732,129)	—	(2,732,129)
Total	(1,891,524)	(117,995)	(2,009,519)

Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
December 31, 2024
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	115,774,223
Futures contracts — short	71,571,346
Credit default swap contracts — sell protection	19,679,348
Variable Portfolio – Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	7,985,971 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	14,450,566 *
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	3,375,899 *
Total		17,826,465

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	6,306,042	6,306,042
Equity risk	45,859,020	—	45,859,020
Interest rate risk	(17,360,129)	—	(17,360,129)
Total	28,498,891	6,306,042	34,804,933

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(1,730,168)	(1,730,168)
Equity risk	54,050	—	54,050
Interest rate risk	(3,375,899)	—	(3,375,899)
Total	(3,321,849)	(1,730,168)	(5,052,017)
Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
December 31, 2024
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	589,985,805
Futures contracts — short	474,517,928
Credit default swap contracts — sell protection	288,559,293
Variable Portfolio – Moderately Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	3,870,859 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	9,550,736 *
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	1,190,506 *
Total		10,741,242

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	21,566,446
Interest rate risk	(7,019,303)
Total	14,547,143

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	329,624
Interest rate risk	(9,094,181)
Total	(8,764,557)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	493,667,415
Futures contracts — short	213,117,757

Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Variable Portfolio – Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	1,700,121 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	3,057,789 *
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	374,409 *
Total		3,432,198

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	208,127	208,127
Equity risk	4,140,288	—	4,140,288
Interest rate risk	(2,959,241)	—	(2,959,241)
Total	1,181,047	208,127	1,389,174

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(57,103)	(57,103)
Equity risk	2,846,986	—	2,846,986
Interest rate risk	(982,910)	—	(982,910)
Total	1,864,076	(57,103)	1,806,973
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	134,135,524
Futures contracts — short	116,697,857
Credit default swap contracts — sell protection	9,523,696
Mortgage dollar roll transactions
Certain Funds may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit
Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
December 31, 2024
because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. Certain Funds classify gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
Certain Funds may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
Each Fund is treated as a partnership for federal income tax purposes, and the Funds do not expect to make regular distributions. The Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of each Fund are subject to tax on their distributive share of the Fund’s income and loss. Each Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
Each Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management fee (or investment advisory fee, as applicable) to the Investment Manager, and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management fee to the Investment Manager), including other funds advised by the Investment Manager that do not pay a management fee to the Investment Manager, third party funds, derivatives and individual securities.
Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
December 31, 2024
The effective management services fee rates based on each Fund’s average daily net assets for the year ended December 31, 2024 were as follows:
Effective management services fee rate (%)
Variable Portfolio – Conservative Portfolio	0.08
Variable Portfolio – Moderately Conservative Portfolio	0.06
Variable Portfolio – Moderate Portfolio	0.07
Variable Portfolio – Moderately Aggressive Portfolio	0.07
Variable Portfolio – Aggressive Portfolio	0.05
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
Each Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, each Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time.
For the year ended December 31, 2024, each Fund’s effective service fee rate as a percentage of the Fund’s average daily net assets was as follows:
Effective service fee rate (%)
Variable Portfolio – Conservative Portfolio	0.06
Variable Portfolio – Moderately Conservative Portfolio	0.06
Variable Portfolio – Moderate Portfolio	0.06
Variable Portfolio – Moderately Aggressive Portfolio	0.06
Variable Portfolio – Aggressive Portfolio	0.06

Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
December 31, 2024
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to each Fund.
Distribution and/or service fees
The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class 2 and Class 4 shares. The Funds pay no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Fee rate(s) contractual through April 30, 2025
	Class 1 (%)	Class 2 (%)	Class 4 (%)
Variable Portfolio - Conservative Portfolio	0.13	0.38	0.38
Variable Portfolio - Moderately Conservative Portfolio	0.13	0.38	0.38
Variable Portfolio - Moderately Aggressive Portfolio	0.14	0.39	0.39
Variable Portfolio - Aggressive Portfolio	0.14	0.39	0.39

	Contractual expense cap July 1, 2024 through April 30, 2025			Voluntary expense cap May 1, 2024 through June 30, 2024			Contractual expense cap prior to May 1, 2024
	Class 1 (%)	Class 2 (%)	Class 4 (%)	Class 1 (%)	Class 2 (%)	Class 4 (%)	Class 1 (%)	Class 2 (%)	Class 4 (%)
Variable Portfolio - Moderate Portfolio	0.17	0.42	0.42	0.19	0.44	0.44	0.19	0.44	0.44
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Note 4. Portfolio information
For the year ended December 31, 2024, the cost of purchases and proceeds from sales of investments in the Underlying Funds, but excluding investments in money market funds and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)	Purchases of U.S. Government securities ($)	Proceeds from sales of U.S. Government securities ($)
Variable Portfolio – Conservative Portfolio	403,189,802	478,127,617	217,964,885	236,140,120
Variable Portfolio – Moderately Conservative Portfolio	1,007,248,136	1,297,666,807	529,160,388	573,284,991
Variable Portfolio – Moderate Portfolio	7,955,702,988	9,541,178,782	4,991,176,765	5,407,371,364
Variable Portfolio – Moderately Aggressive Portfolio	2,737,713,790	3,362,233,552	1,554,757,099	1,684,402,178
Variable Portfolio – Aggressive Portfolio	1,220,277,380	1,470,175,063	761,853,935	825,381,932
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the year ended December 31, 2024.
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, each Fund had access to a revolving credit facility with a

Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
December 31, 2024
syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
No Fund had borrowings during the year ended December 31, 2024.
Note 8. Significant risks
Derivatives risk
Variable Portfolio - Conservative Portfolio may be more susceptible to derivatives risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At December 31, 2024, the Investment Manager and affiliates owned 100% of Class 1, Class 2 and Class 4 shares for each Fund. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly
Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
December 31, 2024
(10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.

Portfolio Navigator Funds  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Variable Portfolio – Conservative Portfolio, Variable Portfolio – Moderately Conservative Portfolio, Variable Portfolio – Moderate Portfolio, Variable Portfolio – Moderately Aggressive Portfolio and Variable Portfolio – Aggressive Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Variable Portfolio - Conservative Portfolio, Variable Portfolio - Moderately Conservative Portfolio, Variable Portfolio - Moderate Portfolio, Variable Portfolio - Moderately Aggressive Portfolio and Variable Portfolio - Aggressive Portfolio (five of the funds constituting Columbia Funds Variable Series Trust II, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 21, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
Portfolio Navigator Funds  | 2024

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Portfolio Navigator Funds
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, and/or summary prospectuses which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2025 Columbia Management Investment Advisers, LLC.
ANN7041_12_D01_(02/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 24, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	February 24, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	February 24, 2025